Income Tax (Details Narrative)	12 Months Ended
Apr. 30, 2021 CAD ($)
April 30, 2038 [Member]
Statement Line Items [Line Items]
Non-capital losses	$ 320,817
April 30, 2039 [Member]
Statement Line Items [Line Items]
Non-capital losses	3,281,631
April 30, 2040 [Member]
Statement Line Items [Line Items]
Non-capital losses	4,901,922
April 30, 2041 [Member]
Statement Line Items [Line Items]
Non-capital losses	$ 1,506,171